Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	¥ 424,938	¥ 376,195
Short-term investments in debt securities (Notes 3 and 4)	38,023	84,703
Other short-term investments (Note 3)	158,779	212,668
Trade receivables
Notes (Note 7)	26,072	28,370
Accounts (Note 7)	331,570	291,485
Less allowances for doubtful accounts and sales returns (Note 6)	(5,490)	(5,593)
Trade Accounts And Notes Receivable, Net, Current, Total	352,152	314,262
Inventories (Note 5)	364,875	331,155
Other current assets (Notes 6, 8, 12 and 13)	137,849	119,714
Total current assets	1,476,616	1,438,697
Investments and advances:
Long-term investments in debt and equity securities (Notes 3 and 4)	1,050,537	1,130,756
Other long-term investments (Notes 3, 4, 6 and 7)	25,858	22,246
Total investments and advances	1,076,395	1,153,002
Property, plant and equipment (Notes 4 and 10):
Land	62,141	59,963
Buildings	363,714	351,431
Machinery and equipment	880,918	841,973
Construction in progress	23,996	14,097
Less accumulated depreciation	(1,029,845)	(1,000,860)
Total property, plant and equipment	300,924	266,604
Goodwill (Notes 2, 4 and 9)	144,268	110,470
Intangible assets (Notes 2, 4 and 9)	80,186	61,235
Other assets (Notes 6, 8, 11 and 15)	78,688	80,462
Total assets	3,157,077	3,110,470
Current liabilities:
Short-term borrowings (Note 10)	145	191
Current portion of long-term debt (Notes 4 and 10)	9,293	8,235
Trade notes and accounts payable	149,734	129,460
Other notes and accounts payable (Note 13)	66,970	60,881
Accrued payroll and bonus	68,664	62,868
Accrued income taxes	19,436	15,707
Other accrued liabilities	50,727	51,062
Other current liabilities (Notes 5 and 12)	55,017	36,257
Total current liabilities	419,986	364,661
Non-current liabilities:
Long-term debt (Notes 4, 8 and 10)	20,237	16,409
Accrued pension and severance liabilities (Note 11)	28,723	31,720
Deferred income taxes (Note 15)	223,530	258,859
Other non-current liabilities (Notes 5 and 15)	40,095	19,912
Total non-current liabilities	312,585	326,900
Total liabilities	732,571	691,561
Commitments and contingencies (Note 13)
Kyocera Corporation's shareholders' equity:
Common stock: Authorized 600,000 shares Issued 377,619 shares at March 31, 2017 and Issued 377,619 shares at March 31, 2018	115,703	115,703
Additional paid-in capital	165,125	165,230
Retained earnings	1,675,780	1,638,116
Accumulated other comprehensive income	411,980	447,479
Common stock in treasury stock, at cost: 9,906 shares at March 31, 2017 and 9,911 shares at March 31, 2018	(32,342)	(32,309)
Total Kyocera Corporation's shareholders' equity	2,336,246	2,334,219
Noncontrolling interests	88,260	84,690
Total equity (Note 14)	2,424,506	2,418,909
Total liabilities and equity	¥ 3,157,077	¥ 3,110,470